INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of the Investments in Direct Financing and Sales-Type Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 979,992	$ 862,083
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(237,278)	(287,168)
Net minimum lease payments receivable	742,714	574,915
Estimated residual values of leased property (un-guaranteed)	243,974	213,901
Less: unearned income	(341,215)	(232,781)
Total investment in direct financing and sales-type leases	645,473	556,035
Current portion	33,083	32,220
Long-term portion	$ 612,390	$ 523,815